Capital Stock (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Capital Stock

	Common Shares in Treasury	Common Shares Outstanding
Balance at January 1, 2010	119,209,669	109,436,869
Shares tendered as payment for option rights exercised	15,752	(15,752)
Shares issued for exercise of option rights		2,436,639
Shares tendered in connection with grants of restricted stock	99,441	(99,441)
Net shares issued for grants of restricted stock		262,413
Treasury stock purchased	5,000,000	(5,000,000)
Balance at December 31, 2010	124,324,862	107,020,728
Shares tendered as payment for option rights exercised	2,274	(2,274)
Shares issued for exercise of option rights		1,480,058
Net shares issued for grants of restricted stock		55,722
Treasury stock purchased	4,700,000	(4,700,000)
Treasury stock retired	(125,425,977)
Balance at December 31, 2011	3,601,159	103,854,234
Shares tendered as payment for option rights exercised	7,766	(7,766)
Shares issued for exercise of option rights		4,140,822
Shares tendered in connection with grants of restricted stock	143,979	(143,979)
Net shares issued for grants of restricted stock		26,756
Treasury stock purchased	4,600,000	(4,600,000)
Balance at December 31, 2012	8,352,904	103,270,067